Common Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Class of Stock [Line Items]
Balance at December 31, 2013, Par Value (in dollars per share)	$ 0.0001		$ 0.0001
Issuance of stock, Gross Proceeds (in dollars)	$ 13,750		$ 9,352,837
Balance	6,545
Issuance of stock for services	880,373		299,994
Stock Options exercised, Par Value (in dollars)	19,265
Stock warrants exercised	0
Balance	6,659		6,545
Balance at December 31, 2013, Additional Paid in Capital (in dollars)	55,351,613
Balance at December 31,2013, Additional Paid in Capital (in dollars)	64,305,743		55,351,613
Common Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	65,442,735		31,879,247
Issuance of stock, Shares issued (in shares)	1,112,348		581,247
Stock Options exercised, Shares issued (in shares)	25,000	[1]
Stock warrants exercised, Shares issued (in shares)	8,517	[2]
Balance (in shares)	66,588,600		65,442,735
Balance at December 31, 2013, Par Value (in dollars per share)			$ 0.0001		$ 0.0001
Stock Options exercised, Par Value (in dollars per share)	$ 0.0001	[1]
Stock warrants exercised, Par Value (in dollars per share)	$ 0.0001	[2]
Balance at December 31, 2013, Price Per Share (in dollars per share)	Various		Various
Stock Options exercised, Price Per Share (in dollars per share)	$ 0.55	[1]
Stock warrants exercised, Price Per Share (in dollars per share)	$ 1.77	[2]
Balance at December 31, 2013, Gross Proceeds (in dollars)	53,694,771		37,467,400
Stock Options exercised, Gross Proceeds (in dollars)	13,750	[1]
Stock warrants exercised, Gross Proceeds (in dollars)	0	[2]
Balance at December 31.2013, Gross Proceeds (in dollars)	53,708,521		53,694,771
Balance at December 31, 2013, Value of Services Obtained (in dollars)	829,132		529,138
Stock Options exercised, Value of Services Obtained (in dollars)	0	[1]
Stock warrants exercised, Value of Services Obtained (in dollars)	0	[2]
Balance at December 31,2013, Value of Services Obtained (in dollars)	1,814,673		829,132
Balance	6,545		3,188
Issuance of stock for services	111		58
Stock Options exercised, Par Value (in dollars)	2	[1]
Stock warrants exercised	1	[2]
Balance	6,659		6,545
Balance at December 31, 2013, Additional Paid in Capital (in dollars)	54,517,358	[3]	37,993,350	[3]
Stock Options exercised, Additional Paid in Capital (in dollars)	13,748	[1],[3]
Stock warrants exercised, Additional Paid in Capital (in dollars)	(1)	[2],[3]
Balance at December 31,2013, Additional Paid in Capital (in dollars)	55,516,535	[3]	54,517,358	[3]
Issuance of stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)	1,112,348	[4]	21,164,846	[5]
Issuance of stock, Par Value (in dollars per share)	$ 0.0001	[4]	$ 0.0001	[5]
Issuance of stock, Price Per Share (in dollars per share)	Various	[4]
Stock Options exercised, Price Per Share (in dollars per share)			$ 0.50	[5]
Issuance of stock, Gross Proceeds (in dollars)	0	[4]	10,582,423	[5]
Issuance of stock, Value of Services Obtained (in dollars)	985,541	[4]	0	[5]
Issuance of stock for services	111	[4]	2,116	[5]
Issuance of stock, Additional Paid in Capital (in dollars)	985,430	[3],[4]	10,580,307	[3],[5]
Issuance of stock 1 [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)			575,000	[6]
Issuance of stock, Par Value (in dollars per share)			$ 0.0001	[6]
Stock Options exercised, Price Per Share (in dollars per share)			$ 0.50	[6]
Issuance of stock, Gross Proceeds (in dollars)			0	[6]
Issuance of stock, Value of Services Obtained (in dollars)			287,500	[6]
Issuance of stock for services			57	[6]
Issuance of stock, Additional Paid in Capital (in dollars)			287,443	[3],[6]
Issuance of stock 2 [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)			6,247	[6]
Issuance of stock, Par Value (in dollars per share)			$ 0.0001	[6]
Stock Options exercised, Price Per Share (in dollars per share)			$ 2.00	[6]
Issuance of stock, Gross Proceeds (in dollars)			0	[6]
Issuance of stock, Value of Services Obtained (in dollars)			12,494	[6]
Issuance of stock for services			1	[6]
Issuance of stock, Additional Paid in Capital (in dollars)			12,493	[3],[6]
Issuance of stock 3 [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)			527,500	[7]
Issuance of stock, Par Value (in dollars per share)			$ 0.0001	[7]
Issuance of stock, Price Per Share (in dollars per share)			Various	[7]
Issuance of stock, Gross Proceeds (in dollars)			0	[7]
Issuance of stock, Value of Services Obtained (in dollars)			0	[7]
Issuance of stock for services			53	[7]
Issuance of stock, Additional Paid in Capital (in dollars)			(53)	[3],[7]
Issuance of stock 4 [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of stock, Shares issued (in shares)			11,289,895	[8]
Issuance of stock, Par Value (in dollars per share)			$ 0.0001	[8]
Stock Options exercised, Price Per Share (in dollars per share)			$ 0.50	[8]
Issuance of stock, Gross Proceeds (in dollars)			5,644,948	[8]
Issuance of stock, Value of Services Obtained (in dollars)			0	[8]
Issuance of stock for services			1,130	[8]
Issuance of stock, Additional Paid in Capital (in dollars)			$ 5,643,818	[3],[8]

[1]	Shares issued for exercised stock options and does not contain an anti-dilution provision
[2]	Shares issued under cashless stock warrant exercise and does not contain an anti-dilution provision
[3]	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
[4]	Shares issued for services performed and does not contain an anti-dilution provision
[5]	Of the shares issued, 10,897,946 shares contained an anti-dilution provision expiring five years from date of issuance, 10,218,900 shares contained an anti-dilution provision that expired on 12/31/2013, and 48,000 shares did not contain an anti-dilution provision.
[6]	Shares issued for services performed.
[7]	Shares issued under anti-dilution provision.
[8]	Shares issued upon the conversion of convertible debentures. Of the total shares issued, 4,626,696 shares contained an anti-dilution provision expiring five years from date of issuance while 6,663,199 shares did not contain an anti-dilution provision.